UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21641
                                                     ---------

               Credit Suisse Alternative Capital Long/Short Equity
                            Institutional Fund, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11 Madison Avenue, 13th Floor
                               New York, NY 10010
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
          ------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                            -------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


  CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

                       CONSOLIDATED FINANCIAL STATEMENTS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
                                    UNAUDITED

  CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC
                        CONSOLIDATED FINANCIAL STATEMENTS
                                    UNAUDITED




                                    CONTENTS

Consolidated Statement of Assets, Liabilities and Members' Capital...........  1

Consolidated Statement of Operations.........................................  2

Consolidated Statement of Changes in Members' Capital........................  3

Consolidated Statement of Cash Flows.........................................  4

Notes to Consolidated Financial Statements...................................  5

Fund Management.............................................................. 12

Other Information............................................................ 14

Financial Statements of Credit Suisse Alternative Capital Long/Short
Equity Master Fund, LLC......................................................  I

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS'
CAPITAL AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investment in Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC,
    ("Master Fund"), at fair value                                                                $   632,725
Cash                                                                                                   15,435
Receivable from Investment Adviser                                                                     32,689
Interest receivable                                                                                        51
Other assets                                                                                            2,311
                                                                                                  -----------
       TOTAL ASSETS                                                                                   683,211
                                                                                                  -----------

LIABILITIES
Professional fees payable                                                                              39,179
Accounting and administration fees payable                                                              3,035
Investor servicing fees payable                                                                           833
Registration fees payable                                                                                 572
Custodian fees payable                                                                                    420
Board of Managers' fees payable                                                                           293
Other liabilities                                                                                       2,039
                                                                                                  -----------
       TOTAL LIABILITIES                                                                               46,371
                                                                                                  -----------

             MEMBERS' CAPITAL                                                                     $   636,840
                                                                                                  ===========
MEMBERS' CAPITAL                                                                                  $   636,840
                                                                                                  ===========


Units Outstanding ($0.01 par value; unlimited number of units authorized)                           5,537.676
Net Asset Value per Unit (Offering and Redemption price per Unit)                                 $    115.00


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND
       Interest                                                                                   $       763
       Expenses                                                                                        (2,861)
                                                                                                  ------------
       NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND                                              (2,098)
                                                                                                  ------------

FUND INVESTMENT INCOME (LOSS)
       Interest                                                                                           698
                                                                                                  ------------

       Expenses
          Professional fees                                                                            45,983
          Accounting and administration fees                                                           18,475
          Registration fees                                                                            15,548
          Investor servicing fees                                                                       5,000
          Board of Managers' fees                                                                       3,543
          Custody fees                                                                                  1,440
          Insurance expense                                                                             2,311
          Other expenses                                                                               14,909
                                                                                                  ------------

             Total expenses                                                                           107,209
                                                                                                  ------------

       Fund net investment loss prior to reimbursement from Investment Adviser                       (108,609)
                                                                                                  ------------

       Reimbursement from Investment Adviser                                                         (106,519)
                                                                                                  ------------

NET INVESTMENT LOSS                                                                                    (2,090)
                                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM THE MASTER FUND
       Net realized gain on investments allocated from the Master Fund                                  5,108
       Net change in unrealized appreciation/depreciation on investments allocated
         from the Master Fund                                                                          (7,866)
                                                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM THE MASTER FUND                         (2,758)
                                                                                                  ------------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                        $    (4,848)
                                                                                                  ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                        FOR THE SIX
                                                                                        MONTHS ENDED
                                                                                    SEPTEMBER 30, 2006         FOR THE YEAR ENDED
                                                                                         (UNAUDITED)              MARCH 31, 2006
                                                                                    ----------------------     ---------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
       Net investment gain (loss)                                                          $  (2,090)                $     526
       Net realized gain (loss) on investments allocated from the Master Fund                  5,108                    (2,386)
       Net change in unrealized appreciation/depreciation on investments
         allocated from the Master Fund                                                       (7,866)                   29,079
                                                                                           ---------                 ---------

       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
          OPERATIONS                                                                          (4,848)                   27,219
                                                                                           ---------                 ---------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                                 410,383                    97,000
       Capital contributions by Investment Adviser                                                 -                     7,086
                                                                                           ---------                 ---------
       INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
          TRANSACTIONS                                                                       410,383                   104,086
                                                                                           ---------                 ---------

TOTAL INCREASE IN MEMBERS' CAPITAL                                                           405,535                   131,305

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                        231,305                   100,000
                                                                                           ---------                 ---------
MEMBERS' CAPITAL, END OF PERIOD                                                            $ 636,840                 $ 231,305
                                                                                           =========                 =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS USED BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                                 $ (4,848)
    Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used by operating activities:
      Increase in investments in the Master Fund                                              (406,941)
      Increase in receivable from Investment Adviser                                           (27,465)
      Decrease in interest receivable                                                               87
      Decrease in other assets                                                                   1,014
      Decrease in professional fees payable                                                       (349)
      Decrease in accounting and administration fees payable                                    (6,069)
      Decrease in investor servicing fees payable                                               (1,667)
      Decrease in custodian fees payable                                                          (230)
      Increase in registration fees payable                                                        572
      Increase in Board of Managers' fees payable                                                  293
      Increase in other liabilities                                                              1,586
      Net investment loss allocated from the Master Fund                                         2,098
      Net realized and unrealized loss on investments allocated from the Master Fund             2,758
                                                                                              --------
      NET CASH USED BY OPERATING ACTIVITIES                                                   (439,161)
                                                                                              --------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Capital contributions                                                                          410,383
                                                                                              --------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                                               410,383
                                                                                              --------

NET DECREASE IN CASH                                                                           (28,778)
Cash at beginning of period                                                                     44,213
                                                                                              --------
Cash at end of period                                                                         $ 15,435
                                                                                              ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investment primarily by tax-exempt and tax-deferred members. The Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles through investment of all or substantially all of its investable assets in the Credit Suisse Alternative Capital Long/Short Equity
Offshore Institutional Fund, LDC, (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund will in turn invest substantially all of its assets in the Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC, (the "Master Fund"), which is also registered under the 1940 Act. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets. The Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds") (see Subsequent Event Note 10). In addition, there is one unregistered feeder fund investing in the Master Fund.

The Fund owns 100% of the beneficial interests of the Offshore Fund. The value of the investment in the Master Fund included in the Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 0.57% at September 30, 2006. These consolidated financial statements represent the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

On March 28, 2005, the Board approved an investment advisory agreement between the Master Fund and Credit Suisse Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the Credit Suisse Funds.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

1. ORGANIZATION (CONTINUED)

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's consolidated financial statements. Other funds managed by the Investment Adviser, whose financial statements are not presented here, also invest in the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

A. VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with the established procedures, fair value of the Fund's investment in the Master Fund as of each month-end ordinarily is the value determined by the Master Fund as of such month-end for such investment in the Master Fund in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns to each of its investments in pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such month-end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. VALUATION (CONTINUED)

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the consolidated financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Please see Note 2(a) to the financial statements of the Master Fund attached hereto for a further discussion of the Master Fund's valuation policies.

B. INVESTMENT TRANSACTIONS, INCOME AND EXPENSES

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). The Fund records its allocated share of the Master Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses as incurred. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

C. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

D. CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2006, the Fund held $15,435 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see note 5).

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

3. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's consolidated financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Master Fund is in the process of reviewing impact, if any, of the SFAS on the Master Fund's financial statements.

4. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund accepts subscriptions for units as of the first business day of each calendar month. Any amounts received in connection with the offer of units will be promptly placed in an escrow account with PFPC Inc., as the Fund's escrow agent, prior to their investment in the Fund. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Member may not become a Member until cleared funds have been received, and the prospective Member is not entitled to interest or performance returns until accepted as a Member.

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser has contractually agreed to limit total annualized expenses of the fund to 1.50% of average Members' Capital (the "Expense Limitation Agreement"). The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser.

Pursuant to a Services Agreement by and between the Fund and the Investment Adviser, the Investment Adviser provides certain administrative services to the Fund and may charge the Fund a quarterly fee at an annual rate of 0.10% of the aggregate value of Members' Capital (the "Services Fee"). The Investment Adviser voluntarily waived this fee for the six months ended September 30, 2006.

All payables and receivables between the Investment Adviser and the Fund outstanding as of September 30, 2006, have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Fund's assets and provides custodial services to the Fund.

At September 30, 2006, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, held an interest in the Fund's Members' Capital of $115,001.

6. REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from members pursuant to written tenders by the members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December. There were no repurchases of Members' interests during the six months ended September 30, 2006.

Repurchases of Units held less than one year from the date of purchase will be subject to an early withdrawal charge of 2.00% calculated as a percentage of repurchase proceeds, which will remain in the Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

7. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, Offshore Fund or Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

The Master Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Master Fund deems representative of its value, the value of the Master Fund's Members' Capital could be adversely affected.

8. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows for:

                                                                      For the Six
                                                                      Months Ended
                                                                    September 30, 2006       For the Year Ended
                                                                       (unaudited)            March 31, 2006 (a)
                                                                    ------------------      ---------------------
Number of units issued                                                   3,557.746                   979.930
Units outstanding, beginning of period                                   1,979.930                 1,000.000
                                                                     -------------              ------------
Units outstanding, end of period                                         5,537.676                 1,979.930
                                                                     =============              ============

    (a) April 1, 2005, commencement of operations.



9. FINANCIAL HIGHLIGHT INFORMATION

                                                                      For the Six
                                                                     Months Ended
                                                                   September 30, 2006          For the Year Ended
                                                                      (unaudited)               March 31, 2006 (a)
                                                                 ------------------------    ---------------------

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period                              $      116.82              $     100.00
                                                                     -------------------        -----------------
   Income from investment operations:
     Net investment income (loss) (b)  (d)  (e)                              (0.54)                     0.29
     Net realized and unrealized gain (loss) on investments                  (1.28)                    12.66
                                                                     -------------------        -----------------
     Total from investment operations                                        (1.82)                    12.95
     Capital contribution by Investment Adviser (b)                              -                      3.87
                                                                     -------------------        -----------------
     Total increase (decrease) in net asset value                            (1.82)                    16.82
                                                                     -------------------        -----------------
   Net asset value, end of period                                    $      115.00              $     116.82
                                                                     ===================        =================

TOTAL RETURN                                                                 (1.56)% (j)               16.82% (c)
                                                                     ===================        =================

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' Capital.


                                                                       For the Six
                                                                        Months Ended
                                                                    September 30, 2006         For the Year Ended
                                                                        (unaudited)             March 31, 2006 (a)
                                                                    ------------------        --------------------
 RATIOS/SUPPLEMENTAL DATA:
 RATIOS TO AVERAGE MEMBERS' CAPITAL:
       Operating expenses (d) (i)                                            49.84% (k)                60.35%
       Expense reimbursement                                                (48.23)% (k)              (59.36)% (g)
                                                                     -------------------        -----------------
       Net expenses (d)                                                       1.61% (k)                 0.99% (g)

       Net investment income (loss) (d) (e)                                  (0.95)% (k)                0.27%

 PORTFOLIO TURNOVER (F)                                                       0.00% (j)                22.74%


 MEMBERS' CAPITAL, END OF PERIOD (000'S)                                  $    637                  $    231
 AVERAGE MEMBERS' CAPITAL (H) (000'S)                                     $    441                  $    195

(a)   April 1, 2005, commencement of operations.
(b)   Calculated using average units outstanding during the period.
(c)   Includes 3.64% from capital contributions by the Investment Adviser.
(d) Includes expenses allocated from the Master Fund, including taxes withheld on U.S. source income (see Note 2(c)). Such withholding taxes are not subject to the Expense Limitation Agreement.
(e)   Includes income allocated from the Master Fund.
(f) The percentage reflects the portfolio turnover rate of the Master Fund, in which the Fund invested all of its investable assets.
(g) The expense reimbursement includes voluntary reimbursements made by the Investment Adviser with the approval of the Board which were terminated as of April 1, 2006. If such voluntary reimbursements were not made, the net expense ratio would be higher.
(h) Average Members' capital is the average of the monthly Members' capital balances throughout the period.
(i) Operating expenses reflect the waiver by the Investment Adviser of the Services Fee. Had the Investment Adviser not waived such fee, the operating expense ratio would be higher.
(j)   Not annualized.
(k)   Ratios are annualized for periods of less than one year.

10. SUBSEQUENT EVENT

On October 17, 2006, the Board approved the liquidation of three of the master funds referred to in Note 1 (excluding the Long/Short Equity Master Fund) ("Liquidating Master Funds") and their six related feeder funds ("Liquidating Feeder Funds", and collectively the "Liquidating Funds") and adopted a Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Liquidating Funds will liquidate and dissolve in accordance with the terms and conditions thereof. The Plan is expected to have no material impact on the operations of the Master Fund or the Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

FUND MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
------------------------------------------------------------------------------------------------------------------------------------
Name, Address, Age,              Principal Occupation(s) During      Number of              Other
Position with the Company        the Past Five Years                 Affiliated Funds       Directorships
and Length of Time Served                                            Overseen by            Held by Managers
                                                                     Manager
------------------------------------------------------------------------------------------------------------------------------------
BOARD OF MANAGERS
------------------

Nils Tuchschmid*                 Head of Multi Manager
c/o Credit Suisse                Portfolio Unit of the Funds         15                     None
Alternative Capital,             and Alternative Solutions
Inc.                             business of Credit Suisse;
11 Madison Avenue                Head of Quantitative Research
New York, NY 10010               and Alternative Investments,
Age 44                           BCV Lausanne; Senior Vice
President and Chairman           President of Synchrony Asset
                                 Management, Geneva; Professor
                                 of Finance at HEC University
                                 of Lausanne Switzerland.

Charles A. Hurty                 Independent Business                                       Manager and Audit Committee
c/o Credit Suisse                Consultant (since 2001);            15                     Chairman, GMAM Absolute
Alternative Capital, Inc.        Partner, KPMG LLP (accounting                              Strategies; Director and Audit
11 Madison Avenue                firm) (1993-2001; with KPMG                                Committee Chairman, Citigroup
New York, NY 10010               LLP since 1978).                                           Alternative Investments
Age 63                                                                                      Multi-Advisor Hedge Fund
Manager and Audit Committee                                                                 Portfolios; Director, iShares
Chairman                                                                                    Trust and iShares, Inc.
Since March 2005





Philip Chenok                    Professor of Accountancy,
c/o Credit                       Berkeley College (since 2002);      15                     None
Suisse Alternative               Adjunct Professor of
Capital, Inc.                    Accountancy, New York
11 Madison Avenue                University, Stern School of
New York, NY 10010               Business (1995-2001).
Age 70                           President and CEO, American
Manager and Audit Committee      Institute of   Certified
Member                           Public Accountants (1980-1995).
Since March 2005

Karin Bonding                    President, Capital Markets                                 Industry & External Relations
c/o Credit Suisse                Institute, Inc.(since 1995);        15                     Advisory Board Member,
Alternative  Capital, Inc.       Faculty Member and Lecturer,                               Department of Mechanical and
11 Madison Avenue                University of Virginia (since                              Aerospace Engineering,
New York, NY 10010               1995); Visiting Professor,                                 University of Virginia.
Age 66                           China Europe International
Manager and Audit Committee      Business School  (Shanghai,
Member                           China) (1999, 2002, 2003) and
Since March  2005                The Institute of Industrial
                                 Policy Studies (Seoul, Korea)
                                 (2001).

* - Manager who is an  "interested  person" of the Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------


Name, Address, Age,
Position with the Company                                       Principal Occupation(s) During
and Length of Time Served                                       the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward A. Poletti                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2001).
11 Madison Avenue
New York, NY 10010
Age 44
Chief Financial Officer and
Treasurer
Since March 2005.

Kenneth J. Lohsen                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2004);
11 Madison Avenue                                               Director (1997 - 2004).
New York, NY 10010
Age 47
Assistant Treasurer
Since March, 2006.

Michael Bessel                                                  Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                     LLC,  (October 2006-Present);
11 Madison Avenue                                               Chief Compliance Officer, TRG Management
New York, NY 10010                                              LP, (September 2005- September 2006);
Age 44                                                          Chief Compliance Officer, GAM USA Inc.,
Chief Compliance Officer                                        (May 2002- September 2005).
Since October 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests in the Master Fund, which in turn invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
                                    UNAUDITED

      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                   UNAUDITED



                                    CONTENTS



Schedule of Investments ...................................................  1

Statement of Assets, Liabilities and Members' Capital......................  3

Statement of Operations....................................................  4

Statement of Changes in Members' Capital...................................  5

Statement of Cash Flows....................................................  6

Notes to Financial Statements..............................................  7

Fund Management............................................................ 16

Other Information  ........................................................ 18

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

EQUITY MARKET NEUTRAL    9.22%
EQUITY LONG/SHORT       90.78%


                                                                                    PERCENTAGE
                                                                                   OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 92.51%           LIQUIDITY (4)             CAPITAL          COST          FAIR VALUE (5)

EQUITY LONG/SHORT

Cantillon Europe, L.P.                                       Quarterly                 5.22%      $ 5,000,000        $ 5,781,359
Cycladic Catalyst Fund, L.P.                               Semi-annually               3.67%        4,000,000          4,063,990
Gandhara Fund, L.P.                                          Quarterly                 5.84%        5,250,000          6,463,733
Glenview Institutional Partners, L.P.                        Quarterly                 9.40%        8,680,772         10,406,689
Karsch Capital II, L.P.                                      Quarterly                 6.43%        5,685,244          7,120,555
Lansdowne UK Equity Fund, L.P.                                Monthly                  5.77%        5,000,000          6,381,300
Narragansett I, L.P.
    Side Pocket                                                 (6)                    0.02%               --             26,445
Optimal Japan Fund                                            Monthly                  7.29%        5,964,572          8,061,630
Pennant Onshore Qualified, L.P.                              Quarterly                 8.62%        8,370,786          9,531,914
Tech Vantage Qualified Partners, L.P.                           (a)                    0.21%          133,809            236,568
Tosca                                                        Quarterly                10.19%        8,666,094         11,272,673
Viking Global Equity, L.P.                                   Quarterly                 9.05%        7,809,450         10,008,927
WF Asia Fund Limited                                          Monthly                  4.45%        4,000,000          4,921,737
Westfield Life Sciences Fund II, L.P.
    Regular Interest                                         Quarterly                 5.36%        4,318,439          5,934,139
    Side Pocket                                                 (6)                    0.05%           57,938             57,938
Whitney New Japan Investors, L.P.                            Quarterly                 2.41%        2,710,000          2,666,136
                                                                                      -----       -----------        -----------
                                                                                      83.98%       75,647,104         92,935,733
                                                                                      -----       -----------        -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------



                                                                             PERCENTAGE
                                                                            OF MEMBERS'
                                                           LIQUIDITY (4)      CAPITAL           COST          FAIR VALUE (5)

EQUITY MARKET NEUTRAL
Two Sigma Spectrum U.S. Fund, L.P.                           Quarterly          8.53%         $ 8,544,025     $  9,437,046
                                                                               -----          -----------     ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $84,191,129)                                                        102,372,779
                                                                                                              ------------

Other Assets, Less liabilities 7.49%                                                                             8,285,013
                                                                                                              ------------

MEMBERS' CAPITAL 100.00%                                                                                      $110,657,792
                                                                                                              ============

(a) Portfolio Fund in liquidation.
(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain of the investments are subject to lock-up provisions ranging from 3 months to 12 months.
(5) See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments are not redeemable until they are realized by the Portfolio Fund Manager or converted to regular interest in the Portfolio Fund (see note 2 (a)).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
Investments in Portfolio Funds, at fair value (cost $84,191,129)               $102,372,779
Cash                                                                              9,922,721
Interest receivable                                                                  37,298
Other assets                                                                          2,311
                                                                               ------------
       TOTAL ASSETS                                                             112,335,109
                                                                               ------------

LIABILITIES
Management fees payable                                                             278,227
Payable for fund units redeemed                                                   1,310,000
Professional fees payable                                                            75,639
Accounting and administration fees payable                                           10,597
Custodian fees payable                                                                1,270
Board of Managers' fees payable                                                         293
Other liabilities                                                                     1,291
                                                                               ------------
       TOTAL LIABILITIES                                                          1,677,317
                                                                               ------------

             MEMBERS' CAPITAL                                                  $110,657,792
                                                                               ============

MEMBERS' CAPITAL                                                               $110,657,792
                                                                               ============


Units Outstanding ($0.01 par value; unlimited number of units authorized)       980,505.213
Net Asset Value per Unit (Offering and Redemption price per Unit)              $     112.86


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Interest                                                                    $   185,032
                                                                                -----------

EXPENSES
    Management fees                                                                 564,284
    Accounting and administration fees                                               64,300
    Professional fees                                                                72,417
    Custodian fees                                                                    5,440
    Board of Managers' fees                                                           3,543
    Miscellaneous fees                                                               15,913
                                                                                -----------
       TOTAL EXPENSES                                                               725,897
                                                                                -----------
       NET INVESTMENT LOSS                                                         (540,865)
                                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
       Net realized gain on Portfolio Funds                                       1,497,149
       Net change in unrealized appreciation/depreciation on Portfolio Funds     (2,860,375)
                                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON PORTFOLIO FUNDS                              (1,363,226)
                                                                                -----------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                      $(1,904,091)
                                                                                ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                               FOR THE SIX
                                                                                               MONTHS ENDED             FOR THE
                                                                                           SEPTEMBER 30, 2006          YEAR ENDED
                                                                                               (UNAUDITED)           MARCH 31, 2006
                                                                                           -------------------       --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS

       Net investment loss                                                                   $   (540,865)           $ (1,384,445)
       Net realized gain (loss) on Portfolio Funds                                              1,497,149              (1,430,246)
       Net change in unrealized appreciation/depreciation on Portfolio Funds                   (2,860,375)             21,042,025
                                                                                             ------------            ------------

       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
          OPERATIONS                                                                           (1,904,091)             18,227,334
                                                                                             ------------            ------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                                    3,818,948              23,852,852
       In-kind contributions (Notes 1 & 11 )                                                           --             135,954,701
       Capital withdrawals                                                                     (4,210,000)            (65,181,952)
                                                                                             ------------            ------------

       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
          CAPITAL TRANSACTIONS                                                                   (391,052)             94,625,601
                                                                                             ------------            ------------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                                  (2,295,143)            112,852,935

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                         112,952,935                 100,000
                                                                                             ------------            ------------
MEMBERS' CAPITAL, END OF PERIOD                                                              $110,657,792            $112,952,935
                                                                                             ============            ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                   $(1,904,091)
    Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
      Sales of Portfolio Funds                                                   10,007,517
      Increase in interest receivable                                               (20,727)
      Decrease in other assets                                                        1,014
      Decrease in management fees payable                                           (14,035)
      Increase in professional fees payable                                             911
      Decrease in accounting and administration fees payable                        (22,153)
      Decrease in custodian fees payable                                               (745)
      Increase in Board of Managers' fees payable                                       293
      Increase in other liabilities                                                   1,291
      Net realized gain on Portfolio Funds                                       (1,497,149)
      Net change in unrealized appreciation/depreciation on Portfolio Funds       2,860,375
                                                                                -----------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                  9,412,501
                                                                                -----------

CASH FLOWS USED BY FINANCING ACTIVITIES
   Capital contributions                                                          3,818,948
   Capital withdrawals                                                           (8,561,270)
                                                                                -----------
       NET CASH USED BY FINANCING ACTIVITIES                                     (4,742,322)
                                                                                -----------

NET INCREASE IN CASH                                                              4,670,179
Cash at beginning of period                                                       5,252,542
                                                                                -----------
Cash at end of period                                                           $ 9,922,721
                                                                                ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers") which manage long/short equity, equity market neutral and dedicated short strategies globally. These Portfolio Funds vary in their net exposure to the equity markets, but typically manage portfolios of both long and short equity positions. Long/short equity strategies may be implemented in particular geographic regions or industries. Long/short equity Portfolio Funds seek to identify mispriced equities, and Portfolio Fund Managers generally construct and manage portfolios of both long and short equity positions. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds") (see Subsequent Events Note 13). In addition, there is one unregistered feeder fund investing in the Master Fund.

On March 28, 2005, the Board approved an investment advisory agreement between the Master Fund and Credit Suisse Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the Credit Suisse Funds.

At the close of business, March 31, 2005, the Master Fund received $135,954,701 of assets contributed in-kind from Long/Short Equity Private Fund, LP (the "Private Fund"), an unregistered private fund managed by the Investment Adviser. The Private Fund is a Delaware limited partnership formed on March 4, 2005, comprised of high net worth individuals and institutions, and serves as the successor entity of several private partnerships, also managed by the Investment Adviser, which transferred all of their investable assets to the Private Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

A.  VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest was redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $102,372,779 which is 100.00% of the Master Fund's investments at September 30, 2006, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION (CONTINUED)

Some of the Portfolio Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

B.  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment has been fully recovered through previous redemptions from its investment in such Portfolio Funds.

C.  FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2006, the Master Fund held $9,922,721 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see note
5).

3.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Master Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Master Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Master Fund is in the process of reviewing the impact, if any, of the SFAS on the Master Fund's financial statements.

4.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2006, Credit Suisse First Boston Private Equity, Inc. and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's Members' Capital of $108,442,355.

6.   SECURITY TRANSACTIONS

During the six months ended September 30, 2006, there were no purchases of Portfolio Funds and aggregate sales of Portfolio Funds amounted to $8,894,734.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the period from April 1, 2006 to September 30, 2006.

7.  PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

7.  PORTFOLIO FUNDS (CONTINUED)

As of September 30, 2006, the Master Fund had investments in Portfolio Funds valued at $102,372,779 none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 3.00% (per annum) of the net assets and performance fees or allocations of 15.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund.

The Master Fund itself does not invest in securities with off-balance sheet risk. Because of the limitation on rights of redemption and the fact that the Master Fund's units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Adviser may invest the Master Fund's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase units from time to time, there can be no assurance such offers will be made with any regularity.

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in their net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to semi-annually, and may be subject to various lock-up provisions and early withdrawal fees.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

9.  REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

10. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

The Master Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Master Fund deems representative of its value, the value of the Master Fund's Members' Capital could be adversely affected.

11. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:


                                                                     For the Six
                                                                    Months Ended
                                                                 September 30, 2006       For the Year Ended
                                                                     (unaudited)           March 31, 2006 (a)
                                                                 ------------------       -------------------
    Number of units issued                                            33,504.885                240,884.274
    Number of units issued for in-kind contribution                           --              1,359,547.010
    Number of units redeemed                                         (37,681.144)              (616,749.812)
                                                                     -----------              -------------
    Net increase (decrease) in units outstanding                      (4,176.259)               983,681.472
    Units outstanding, beginning of period                           984,681.472                  1,000.000
                                                                     -----------              -------------
    Units outstanding, end of period                                 980,505.213                984,681.472
                                                                     ===========              =============
       (a) April 1, 2005, commencement of operations.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHT INFORMATION


                                                                     For the Six
                                                                    Months Ended
                                                                 September 30, 2006       For the Year Ended
                                                                     (unaudited)           March 31, 2006 (a)
                                                                 ------------------       -------------------
   PER UNIT OPERATING PERFORMANCE:
     Net asset value, beginning of period                              $114.71                  $100.00
                                                                       -------                  -------
     Income from investment operations:
        Net investment loss (b)                                          (0.54)                   (1.08)
        Net realized and unrealized gain (loss)
        on investments                                                   (1.31)                   15.79
                                                                       -------                  -------
        Total from investment operations                                 (1.85)                   14.71
                                                                       -------                  -------
     Net asset value, end of period                                    $112.86                  $114.71
                                                                       =======                  =======

   TOTAL RETURN                                                          (1.61)% (d)              14.71%
                                                                       =======                  =======

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' Capital.


                                                                     For the Six
                                                                    Months Ended
                                                                 September 30, 2006       For the Year Ended
                                                                     (unaudited)           March 31, 2006 (a)
                                                                 ------------------       -------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
   Operating expenses (c)                                                 1.28% (f)                 1.28%
   Net investment loss (c)                                               (0.96)% (f)               (1.03)%

PORTFOLIO TURNOVER                                                        0.00% (d)                22.74%

MEMBERS' CAPITAL, END OF PERIOD (000'S)                               $110,658                  $112,953
AVERAGE MEMBERS' CAPITAL (E) (000'S)                                  $112,756                  $134,486

   (a) April 1, 2005, commencement of operations.
   (b) Calculated using average units outstanding during the period.
   (c) Expenses of Portfolio Funds are not included in the expense ratio.
   (d) Not annualized.
   (e) Average Members' capital is the average of the monthly Members' capital balances throughout the period.
   (f) Ratios are annualized for periods less than one year.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

13. SUBSEQUENT EVENTS

During the period from October 1, 2006 through November 1, 2006, there were additional capital contributions of $1,495,579.

On October 17, 2006, the Board approved the liquidation of three of the master funds referred to in Note 1 (excluding the Long/Short Equity Master Fund) ("Liquidating Master Funds") and their six related feeder funds ("Liquidating Feeder Funds", and collectively the "Liquidating Funds") and adopted a Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Liquidating Funds will liquidate and dissolve in accordance with the terms and conditions thereof. The Plan is expected to have no material impact on the operations of the Master Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------


Name, Address, Age, Position          Principal Occupation(s)                      Number of              Other
with the Company and Length           During the Past Five                         Affiliated Funds       Directorships
of Time Served                        Years                                       Overseen by Manager     Held by Managers
------------------------------------------------------------------------------------------------------------------------------------

BOARD OF MANAGERS
-----------------
Nils Tuchschmid *                     Head of Multi Manager Portfolio Unit of     15                      None
c/o Credit Suisse Alternative         the Funds and Alternative Solutions
Capital, Inc.                         business of Credit Suisse; Head of
11 Madison Avenue                     Quantitative Research and Alternative
New York, NY 10010                    Investments, BCV Lausanne; Senior Vice
Age 44                                President of Synchrony Asset Management,
President and Chairman                Geneva; Professor of Finance at HEC
                                      University of Lausanne Switzerland.


Charles A. Hurty                      Independent Business Consultant (since      15                      Manager and Audit
c/o Credit Suisse                     2001); Partner, KPMG LLP (accounting                                Committee Chairman, GMAM
Alternative Capital, Inc.             firm) (1993-2001; with KPMG LLP since                               Absolute Strategies;
11 Madison Avenue                     1978).                                                              Director and Audit
New York, NY 10010                                                                                        Committee Chairman,
Age 63                                                                                                    Citigroup Alternative
Manager and Audit                                                                                         Investments Multi-Advisor
Committee Chairman                                                                                        Hedge Fund Portfolios;
Since March 2005                                                                                          Director, iShares Turst
                                                                                                          and iShares, Inc.


Philip Chenok                         Professor of Accountancy, Berkeley          15                      None
c/o Credit Suisse                     College (since 2002); Adjunct Professor
Alternative Capital, Inc.             of Accountancy, New York University,
11 Madison Avenue                     Stern School of Business (1995-2001).
New York, NY 10010                    President and CEO, American Institute of
Age 70                                Certified Public Accountants
Manager and Audit                     (1980-1995).
Committee Member
Since March 2005


Karin Bonding                         President, Capital Markets Institute,       15                      Industry & External
c/o Credit Suisse                     Inc.(since 1995); Faculty Member and                                Relations Advisory Board
Alternative Capital, Inc.             Lecturer, University of Virginia (since                             Member, Department of
11 Madison Avenue                     1995); Visiting Professor, China Europe                             Mechanical and Aerospace
New York, NY 10010                    International Business School (Shanghai,                            Engineering, University of
Age 66                                China) (1999, 2002, 2003) and The                                   Virginia.
Manager and Audit                     Institute of Industrial Policy Studies
Committee Member                      (Seoul, Korea) (2001).
Since March 2005

* - Manager who is an "interested person" of the Master Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------
Name, Address, Age, Position       Principal Occupation(s)
with the Company and Length        During the Past Five
of Time Served                     Years
--------------------------------------------------------------------------------

OFFICERS
--------

Edward A. Poletti                  Managing Director, Credit Suisse Securities
c/o Credit Suisse                  (USA) LLC (since 2001).
Alternative Capital, Inc.
11 Madison Avenue
New York, NY 10010
Age 44
Chief Financial Officer
and Treasurer
Since March 2005.


Kenneth J. Lohsen                  Managing Director, Credit Suisse Securities
c/o Credit Suisse                  (USA) LLC (since 2004); Director (1997-2004).
Alternative Capital, Inc.
11 Madison Avenue
New York, NY 10010
Age 47
Assistant Treasurer
Since March 2006.


Michael Bessel                     Director, Credit Suisse Securities (USA) LLC,
c/o Credit Suisse                  (October 2006-Present);
Alternative Capital, Inc.          Chief Compliance Officer, TRG Management LP,
11 Madison Avenue                  (September 2005- September 2006);
New York, NY 10010                 Chief Compliance Officer, GAM USA Inc., (May
Age 44                             2002- September 2005).
Chief Compliance Officer
Since October 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.


     (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

     (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Credit Suisse Alternative  Capital Long/Short Equity  Institutional
             Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date  December 5, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date  December 5, 2006
   ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date  December 5, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.